Cash and cash equivalents information	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents information
	As of June 30, 2019 (unaudited)	As of December 31, 2018
	(in thousands of €)
Short-term deposits
Deposits held in U.S. Dollars	44,981	32,919
Deposits held in Euro	4,620	—
Total	49,601	32,919
Cash at banks
Cash held in Euro	3,912	21,720
Cash held in U.S. Dollars	550	748
Total	4,462	22,468
Total cash and cash equivalents	54,063	55,386